Premises and Equipment (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property, Plant and Equipment [Line Items]
Capitalized leases, principally related to data processing equipment	¥ 36,678	¥ 41,907
Accumulated depreciation on capitalized leases	26,249	29,769
Long-term debt	19,968,735	14,498,678
Impairment losses for long-lived assets	6,057	13,850	¥ 3,975
Impairment losses recognized for real estate held for sale	176	226	¥ 1,932
BTMU [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	13,917,887	9,747,681
BTMU [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	45,256	46,339
BTMU [Member] | Buildings and Land [Member] | Obligations under Sale-and-leaseback Transactions [Member]
Property, Plant and Equipment [Line Items]
Long-term debt	¥ 45,256	¥ 46,339